Condensed Financial Information of Parent Company - Balance Sheets (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Current assets:
Cash and cash equivalents	$ 50,138	¥ 344,722	¥ 416,483
Short-term investment	58,629	403,107	35,422
Total current assets	126,795	871,784	481,048
Non-current assets:
Investment in equity fund	837	5,753
Total non-current assets	11,433	78,599	13,277
Total assets	138,228	950,383	494,325
Current liabilities:
Accrued expenses and other current liabilities	2,344	16,106	45,147
Non-currentliabilities:
Total liabilities	106,392	731,489	290,408
Mezzanine equity:
Convertible redeemable preferred shares			651,904
Shareholders' equity (deficit)
Additional paid-incapital	165,697	1,139,250
Accumulated other comprehensive (loss)/ income	2,373	16,318	(85)
Accumulated deficit	(136,262)	(936,868)	(447,902)
Total shareholders' equity (deficit)	31,836	218,894	(447,987)	¥ (166,039)	¥ (79,236)
Total liabilities, mezzanine equity and shareholders' equity (deficit)	138,228	950,383	494,325
Parent Company [Member]
Current assets:
Cash and cash equivalents	21,397	147,113	76,932
Amounts due from inter-company entities	98,204	675,199	497,345
Advances to Suppliers	617	4,245
Short-term investment	29,946	205,895
Total current assets	150,164	1,032,452	574,277
Non-current assets:
Investment in equity fund	837	5,753
Total non-current assets	837	5,753
Total assets	151,001	1,038,205	574,277
Current liabilities:
Accrued expenses and other current liabilities	584	4,017	2,547
Non-currentliabilities:
Payables to subsidiaries and VIEs	118,581	815,294	367,813
Total liabilities	119,165	819,311	370,360
Commitments and contingencies (Note 19)
Mezzanine equity:
Convertible redeemable preferred shares			651,904
Shareholders' equity (deficit)
Additional paid-incapital	165,697	1,139,250
Accumulated other comprehensive (loss)/ income	2,373	16,318	(85)
Accumulated deficit	(136,262)	(936,868)	(447,902)
Total shareholders' equity (deficit)	31,836	218,894	(447,987)
Total liabilities, mezzanine equity and shareholders' equity (deficit)	151,001	1,038,205	574,277
Series Seed Convertible Redeemable Preferred Shares [Member]
Mezzanine equity:
Convertible redeemable preferred shares			28,338	28,338	28,338
Series Seed Convertible Redeemable Preferred Shares [Member] | Parent Company [Member]
Mezzanine equity:
Convertible redeemable preferred shares			28,338
Series A Convertible Redeemable Preferred Shares [Member]
Mezzanine equity:
Convertible redeemable preferred shares			73,250	70,145	66,544
Series A Convertible Redeemable Preferred Shares [Member] | Parent Company [Member]
Mezzanine equity:
Convertible redeemable preferred shares			73,250
Series B Convertible Redeemable Preferred Shares [Member]
Mezzanine equity:
Convertible redeemable preferred shares			201,027	¥ 188,462	¥ 176,914
Series B Convertible Redeemable Preferred Shares [Member] | Parent Company [Member]
Mezzanine equity:
Convertible redeemable preferred shares			201,027
Series C Convertible Redeemable Preferred Shares [Member]
Mezzanine equity:
Convertible redeemable preferred shares			349,289
Series C Convertible Redeemable Preferred Shares [Member] | Parent Company [Member]
Mezzanine equity:
Convertible redeemable preferred shares			349,289
Class A Ordinary Shares [Member]
Shareholders' equity (deficit)
Ordinary shares	28	195	1
Class A Ordinary Shares [Member] | Parent Company [Member]
Shareholders' equity (deficit)
Ordinary shares	28	195	1
Class B Ordinary Shares [Member]
Shareholders' equity (deficit)
Ordinary shares	18	121	121
Class B Ordinary Shares [Member] | Parent Company [Member]
Shareholders' equity (deficit)
Ordinary shares	18	121	121
Subscriptions receivable	$ (18)	¥ (122)	¥ (122)